Risk Management (Details 22) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial assets - Financial assets pledged as collateral
Securities purchased under agreements to resell		R$ 0	R$ 123,691,195
Held to maturity		0	39,006,118
Loans and receivables
Loans and advances to banks, net of impairment		105,248,950	32,247,724	[1]
Loans and advances to customers, net of impairment		380,387,076	346,758,099	[1]
Securities at amortized cost		140,604,738	0
Financial liabilities
Deposits from banks		247,313,979	285,957,468
Deposits from customers	[2]	340,748,196	262,008,445
Funds from issuance of securities		148,029,018	135,174,090		R$ 151,101,938
Balance		53,643,444	50,179,401		R$ 52,611,064
Fair Value
Financial assets - Financial assets pledged as collateral
Securities purchased under agreements to resell		0	123,691,195
Held to maturity		0	41,146,271
Loans and receivables
Loans and advances to banks, net of impairment		105,248,950	32,247,724	[1]
Loans and advances to customers, net of impairment		381,797,390	346,633,592	[1]
Securities at amortized cost		146,923,659	0
Financial liabilities
Deposits from banks		248,216,967	285,716,505
Deposits from customers		340,512,921	261,760,442
Funds from issuance of securities		147,572,438	134,890,631
Balance		54,081,544	51,012,436
Fair Value | Level 1
Financial assets - Financial assets pledged as collateral
Held to maturity		0	29,182,489
Loans and receivables
Securities at amortized cost		90,337,827	0
Fair Value | Level 2
Financial assets - Financial assets pledged as collateral
Securities purchased under agreements to resell		0	123,691,195
Held to maturity		0	11,963,782
Loans and receivables
Loans and advances to banks, net of impairment		105,248,950	32,247,724	[1]
Securities at amortized cost		50,758,010	0
Fair Value | Level 3
Loans and receivables
Loans and advances to customers, net of impairment		381,797,390	346,633,592	[1]
Securities at amortized cost		5,827,822	0
Financial liabilities
Deposits from banks		248,216,967	285,716,505
Deposits from customers		340,512,921	261,760,442
Funds from issuance of securities		147,572,438	134,890,631
Balance		R$ 54,081,544	R$ 51,012,436

[1]	Amounts of loans and receivables are presented net of the provision for impairment losses.
[2]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;